Equity-Based Compensation	12 Months Ended
Dec. 31, 2022
Equity-Based Compensation
Equity-Based Compensation

(22)    Equity-Based Compensation

Management Incentive Plan

In May 2022, GBTG adopted the Global Business Travel Group, Inc. Management Incentive Plan (the “GBTG MIP”) which superseded the GBT JerseyCo Management Incentive Plan, as amended and restated from time to time with the last amendment being on December 2, 2021 (the “Legacy GBT MIP”). Further, all options granted under the Legacy GBT MIP (“GBT JerseyCo MIP Options”) that were outstanding at the closing of the Business Combination, whether vested or unvested, were converted into options to purchase shares of GBTG’s Class A common stock (“GBTG MIP Options”) under the terms and conditions of the GBTG MIP. The outstanding GBT JerseyCo MIP Options were converted using the same exchange ratio as was used to convert the then-existing GBT JerseyCo shares to new classes of shares under the Business Combination. The exercise price of the GBT JerseyCo MIP Options was accordingly adjusted. Generally, the vesting and forfeiture terms of the GBTG MIP Options held by executive officers of GBT JerseyCo continue to be the same as provided under the Legacy GBT MIP under which they were granted. Under the GBTG MIP, all unexercised GBTG MIP Options, whether vested or unvested, expire on the tenth anniversary of their grant date, unless earlier cancelled, such as in connection with a termination of employment. GBTG MIP Options generally vest ratably in annual increments over a three or five year vesting period (i.e. one-third annually for a three year vesting period or 20% annually over a five year vesting period). There are no performance conditions associated with the vesting of the GBTG MIP Options. The exercise price of GBTG MIP Options granted under the GBTG MIP is 100% of the fair market value of the shares subject to the award, determined as of the date of grant.

The table below presents the activity of the GBTG MIP Options granted under the GBTG MIP for the year ended December 31, 2022:

		Weighted average	Weighted average
	Number of	exercise price	remaining	Aggregate intrinsic
	options	per option	contractual term	value (in $ millions)
Balance of GBT JerseyCo MIP Options as of December 31, 2021	4,173,448	$67.22
Exchange ratio conversion	8.7659
Recalculated GBTG MIP Options beginning balance	36,584,013	7.67
Forfeited	(138,124)	$10.03
Exercised	(48,212)	$6.55
Balance as of December 31, 2022 (1)	36,397,677	$7.66
Exercisable as of December 31, 2022	27,766,065	$7.10	4.1	13
Expected to vest as of December 31, 2022	8,631,632	$10.31	8.5	—
(1)	In January 2023, a portion of GBTG MIP Options was cancelled/exercised and exchanged for new RSUs. (See note 29 – Subsequent Events)

The fair value of GBTG MIP Options is determined utilizing Black Scholes model. There were no options granted in 2022 or 2020. The weighted average grant-date fair value of the GBTG MIP Options granted in 2021 was $3.02 per option. The key assumptions used in the valuation of these options are presented in the table below.

Assumption	2021
Annual risk-free interest rate	1.15%
Equity volatility	29%
Expected average life of options	6 years
Dividend yield	0%

The annual risk-free interest rate is determined by considering the U.S. treasury yield risk-free interest rate that corresponds with the expected term of the award. The expected volatility was determined by taking the average historical volatility of a group of comparable publicly traded companies over a period equal to the expected term of the awards. The expected term was based on the average period the stock-based awards are expected to remain outstanding. Dividend yield of zero was determined as the Company currently does not pay any dividend.

In January 2023, pursuant to the closing of an exchange offer, the Company cancelled and/or mandatorily exercised certain of the GBTG MIP Options and issued new RSUs to certain participants (see note 29 – Subsequent Events).

2022 Equity Incentive Plan

In May 2022, GBTG stockholders approved the Global Business Travel Group, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) under which, a maximum of 47,870,291 shares of Class A common stock are available for issuance which is also the maximum number of shares that may be issued in respect of incentive stock options (“Share Reserve”). Under the 2022 Plan, GBTG may issue options, stock appreciation rights, restricted and performance stock, restricted stock units or performance stock units, or other awards that are payable in, or valued in, in whole or part by reference to GBTG shares. The 2022 Share Reserve will also be increased by the number of shares underlying the portion of an award granted under the GBTG MIP that is cancelled, terminated or forfeited or lapses after the effective date of the 2022 Plan. Shares issued by GBTG in connection with the assumption or substitution of outstanding grants or under certain stockholder approved plans from an acquired company will not reduce the number of shares available for awards under the 2022 Plan. Shares underlying the portion of an award that is forfeited or otherwise terminated for any reason whatsoever, in any case, without the issuance of shares, will be added back to the number of shares available for grant under the 2022 Plan. Shares issued under the 2022 Plan may, at the election of the board of directors of GBTG (the “GBTG Board”), be (i) authorized but previously unissued or (ii) previously issued and outstanding and reacquired by GBTG.

During the year ended December 31, 2022, the Company granted restricted share units (“RSUs”) under the 2022 Plan to certain of its key employees. The RSUs generally vest one-third annually or on such dates as determined under the award agreement and have a vesting period of 12 months to 36 months from the grant date, The vesting is conditional upon continued employment of the grantee through the applicable vesting period. RSUs included RSUs granted to the Company’s non-employee directors who are deemed as employees solely for purposes of stock compensation accounting. The RSUs do not accrue dividends or dividend equivalent right associated with the underlying stock. The fair value of RSUs is determined to be the market price of the Company’s Class A common stock at the date of grant.

The table below presents the activity of the Company’s RSUs granted under the 2022 Plan for the year ended December 31, 2022:

		Weighted
	Number of	average grant
(in $ millions)	RSUs	date fair value
Granted during the year	11,430,966	$7.56
Forfeited / cancelled during the year	(142,221)	$6.19
Balance as of December 31, 2022	11,288,745	$7.56

Earnout Shares

During 2022, in connection with the Business Combination, the Company granted certain Earnout Shares to its employees (see note 21 – Earnout Shares). The Earnout Shares granted to employees are linked to the original vesting conditions of GBTG MIP Options granted prior to December 2021. As a result, the Company has accounted for such Earnout Shares as stock-based compensation expense. See note 26 – Fair Value Measurements for discussion on the fair value of Earnout Shares granted to employees.

Employee Stock Purchase Plan

In May 2022, GBTG stockholders approved the Global Business Travel Group, Inc. Employee Stock Purchase Plan (the “ESPP”) under which a maximum of 11,068,989 shares of Class A common stock (the “ Initial ESPP Reserve”) are initially available for purchase under the ESPP. There are two offering periods each year, to be determined by the compensation committee. An employee can start contributing toward the ESPP at the beginning of each offering period. On January 1 of each year during which the ESPP is in effect, commencing on January 1, 2023, the number of shares of Class A common stock available for purchase under the ESPP will be automatically increased by the lesser of (x) the Initial ESPP Reserve, (y) 1% of the number of shares of all classes of GBTG common stock outstanding as of the immediately preceding December 31 (calculated on a fully diluted basis) and (z) such lesser number of shares as the GBTG board may determine.

In 2022, the Company did not commence any offering periods under the ESPP and no shares were purchased under the ESPP.

Total equity-based compensation expense recognized in the Company’s consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 amount to $39 million, $3 million and $3 million, respectively, ($31 million, $3 million and $3 million after considering the tax impact) and were included as follows:

(in $ millions)	Amount
Cost of revenue (excluding depreciation and amortization)	$2
Sales and marketing	14
Technology and content	8
General and administrative	15
Total	39

As of December 31, 2022, the Company expects compensation expense, related (i) to unvested GBTG MIP Options of approximately $28 million to be recognized over the remaining weighted average period of 1.7 years and (ii) unvested RSUs of approximately $60 million to be recognized over the remaining weighted average period of 1.8 years.